INCOME TAXES (Details) - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	[1]	Jun. 30, 2015	Jun. 30, 2014	[1]	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details
Current Federal and State							$ 59,000	$ 55,000
Deferred: Federal and State							143,000	178,000
Total (benefit) provision for income taxes				$ 47,000	$ 569		$ 202,000	$ 233,000

[1]	Combined/Consolidated Statements of Operations of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries for the Three and Six Months Ended June 30, 2014